5. STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
STOCKHOLDERS' DEFICIT

(A)       Common Stock Issued for Cash

On January 28, 2014 the Company issued 3,537,736 shares of common stock for $150,000 ($0.04/share).

On February 18, 2014 the Company issued 3,409,091 shares of common stock for $150,000 ($0.04/share).

On March 12, 2014 the Company issued 2,551,020 shares of common stock for $100,000 ($0.04/share).

On April 7, 2014 the Company issued 2,212,389 shares of common stock for $100,000 ($0.05/share).

On April 22, 2014 the Company issued 2,173,913 shares of common stock for $100,000 ($0.05/share).

On June 10, 2014 the Company issued 3,409,091 shares of common stock for $150,000 ($0.04/share).

On July 7, 2014, the Company issued 2,212,389 share of common stock for $100,000 ($0.05/share).

On August 6, 2014, the Company issued 2,272,727 share of common stock for $100,000 ($0.04/share).

On September 3, 2014, the Company issued 2,450,980 share of common stock for $100,000 ($0.04/share).

On September 22, 2014, the Company issued 2,821,670 share of common stock for $100,000 ($0.04/share).

On June 16, 2015, the Company issued 4,675,811 share of common stock for $150,000 ($0.03/share).

On July 9, 2015, the Company issued 3,731,343 share of common stock for $100,000 ($0.026/share).

On August 3, 2015, the Company issued 4,152,824 share of common stock for $100,000 ($0.024/share).

On September 28, 2015, the Company issued 4,166,667 share of common stock for $100,000 ($0.024/share).

On October 19, 2015, the Company issued 3,894,081 shares of common stock for $100,000 ($0.026/share).

On November 16, 2015, the Company issued 4,166,667 shares of common stock for $100,000 ($0.024/share).

On December 21, 2015, the Company issued 5,186,722 shares of common stock for $100,000 ($0.019/share).

On February 16, 2016 the Company issued 5,630,631 share of common stock for $100,000 ($0.018/share).

On March 28, 2016 the Company issued 5,411,255 share of common stock for $100,000 ($0.018/share).

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On March 5, 2015, the Company issued 10,000 shares with a fair value of $321 ($0.0321/share) to a consultant as consideration for consulting fees owed from October 1, 2014 through February 28, 2015 of $10,000. The issuance of shares resulted in gain on settlement of accounts payable of $9,679.

On November 9, 2015, the Company issued 14,000 shares with a fair value of $434 ($0.031/share) to a consultant as consideration for consulting fees owed from March 1, 2015 through September 30, 2015 of $14,000. The issuance of shares resulted in gain on settlement of accounts payable of $13,556.

On March 28, 2014, the Company issued 44,000 shares of common stock with a fair value of $2,864 ($0.065/share) to a consultant as consideration for consulting fees owed from June 1, 2012 through March 31, 2014 of $44,000.  The issuance of shares resulted in gain on settlement of accounts payable of $19,136.

On April 23, 2014, the Company issued 1,800,000 shares of common stock with a fair value of $111,600 ($0.062/share) to a consultant as consideration for consulting services.

On October 9, 2014 the Company issued 12,000 shares with a fair value of $484 ($0.0403/share) to a consultant as consideration for consulting fees owed from April 1, 2014 through September 30, 2014 of $12,000. The consultant also received a bonus of 4,000 shares with a fair value of $161 ($0.0403/share).  The issuance of shares resulted in gain on settlement of accounts payable of $11,516.

(C) Common Stock Warrants

On January 21, 2015, the Company issued 2,918,919 shares in connection with the cashless exercise of the 3,000,000 warrants.

On February 2, 2014, the Company issued 9,821,429 shares in connection with the cashless exercise of 10,000,000 shares of warrants.

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning on the 14 th month anniversary of the agreement and for a period of twelve months thereafter.

 Grant Date

Expected dividends	0%
Expected volatility	86.94%
Expected term	2 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 14 th month anniversary of the agreement and for a period of twelve months thereafter.

 Grant Date

Expected dividends	0%
Expected volatility	86.94%
Expected term	2 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20 th month anniversary of the agreement and for a period of twelve months thereafter.

 Grant Date

Expected dividends	0%
Expected volatility	86.23%
Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20th month anniversary of the agreement and for a period of twelve months thereafter.

 Grant Date

Expected dividends	0%
Expected volatility	86.23%
Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

 Grant Date

Expected dividends	0%
Expected volatility	123.49%
Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

 Grant Date

Expected dividends	0%
Expected volatility	123.49%
Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On June 4, 2014, the Company issued 3-year warrant for 3,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $171,102, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

 Grant Date

Expected dividends		0%
Expected volatility		86.69%
Expected term	3 years
Risk free interest rate		0.85%
Expected forfeitures		0%

On January 23, 2015, the Company issued 3-year warrant for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $72,317, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on February 2, 2016, and for a period expiring on January 19, 2018.

 Grant Date

Expected dividends		0%
Expected volatility		88.13%
Expected term	3 years
Risk free interest rate		1.33%
Expected forfeitures		0%

Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2014	18,200,000	$0.001	2.1
Granted	2,000,000	$-
Exercised	(3,000,000)	$-
Cancelled/Forfeited	-
Balance, March 31, 2015	17,200,000	$0.001	1.9

Intrinsic Value	$508,000

For the quarter ending March 31, 2015, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	17,200,000	-	1.9	508,000

For the year ended December 31, 2015, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	18,200,000	-	2.1	801,900

(A)       Common Stock Issued for Cash

On January 28, 2014 the Company issued 3,537,736 shares of common stock for $150,000 ($0.04/share).

On February 18, 2014 the Company issued 3,409,091 shares of common stock for $150,000 ($0.04/share).

On March 12, 2014 the Company issued 2,551,020 shares of common stock for $100,000 ($0.04/share).

On April 7, 2014 the Company issued 2,212,389 shares of common stock for $100,000 ($0.05/share).

On April 22, 2014 the Company issued 2,173,913 shares of common stock for $100,000 ($0.05/share).

On June 10, 2014 the Company issued 3,409,091 shares of common stock for $150,000 ($0.04/share).

On July 7, 2014, the Company issued 2,212,389 share of common stock for $100,000 ($0.05/share).

On August 6, 2014, the Company issued 2,272,727 share of common stock for $100,000 ($0.04/share).

On September 3, 2014, the Company issued 2,450,980 share of common stock for $100,000 ($0.04/share).

On September 22, 2014, the Company issued 2,821,670 share of common stock for $100,000 ($0.04/share).

On June 16, 2015, the Company issued 4,675,811 share of common stock for $150,000 ($0.03/share).

On July 9, 2015, the Company issued 3,731,343 share of common stock for $100,000 ($0.026/share).

On August 3, 2015, the Company issued 4,152,824 share of common stock for $100,000 ($0.024/share).

On September 28, 2015, the Company issued 4,166,667 share of common stock for $100,000 ($0.024/share).

On October 19, 2015, the Company issued 3,894,081 shares of common stock for $100,000 ($0.026/share).

On November 16, 2015, the Company issued 4,166,667 shares of common stock for $100,000 ($0.024/share).

On December 21, 2015, the Company issued 5,186,722 shares of common stock for $100,000 ($0.019/share).

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On March 28, 2014, the Company issued 44,000 shares of common stock with a fair value of $2,864 ($0.065/share) to a consultant as consideration for consulting fees owed from June 1, 2012 through March 31, 2014 of $44,000.  The issuance of shares resulted in gain on settlement of accounts payable of $19,136.

On April 23, 2014, the Company issued 1,800,000 shares of common stock with a fair value of $111,600 ($0.062/share) to a consultant as consideration for consulting services.

On October 9, 2014 the Company issued 12,000 shares with a fair value of $484 ($0.0403/share) to a consultant as consideration for consulting fees owed from April 1, 2014 through September 30, 2014 of $12,000. The consultant also received a bonus of 4,000 shares with a fair value of $161 ($0.0403/share).  The issuance of shares resulted in gain on settlement of accounts payable of $11,516.

On March 5, 2015, the Company issued 10,000 shares with a fair value of $321 ($0.0321/share) to a consultant as consideration for consulting fees owed from October 1, 2014 through February 28, 2015 of $10,000. The issuance of shares resulted in gain on settlement of accounts payable of $9,679.

On November 9, 2015, the Company issued 14,000 shares with a fair value of $434 ($0.031/share) to a consultant as consideration for consulting fees owed from March 1, 2015 through September 30, 2015 of $14,000. The issuance of shares resulted in gain on settlement of accounts payable of $13,566.

(C) Common Stock Warrants

On February 2, 2014, the Company issued 9,821,429 shares in connection with the cashless exercise of 10,000,000 shares of warrants.

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning on the 14th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date

Expected dividends	0%
Expected volatility	86.94%
Expectd term	1 year
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 14th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date

Expected dividends	0%
Expected volatility	86.94%
Expected term	1 year
Risk free interest rate	1.53%
Expected Forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date

Expected dividends	0%
Expected volatility	86.23%
Expected term	1 year
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20th month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date

Expected dividends	0%
Expected volatility	86.23%
Expected term	1 year
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date

Expected dividends	0%
Expected volatility	123.49%
Expected term	1 year
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date

Expected Dividends	0%
Expected volatility	123.49%
Expected term	1 year
Risk free interest rate	1.53%
Expected forfeitures	0%

On June 4, 2014, the Company issued 3-year warrant for 3,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $171,102, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date

Expected dividends	0%
Expected volatility	86.69%
Expected term	3 years
Risk free interest rate	0.85%
Expected forfeitures	0%

On January 21, 2015, the Company issued 2,918,919 shares in connection with the cashless exercise of the 3,000,000 warrants.

On January 23, 2015, the Company issued 3-year warrant for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $72,317, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on February 2, 2016, and for a period expiring on January 19, 2018.

 Grant Date

Expected dividends	0%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0%

On May 28, 2015, the Company issued 3-year warrant for 3,000,000 shares to a related party, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $117,503, based upon the Black-Scholes option-pricing model on the date of grant and vesting on October 28, 2016, and will be exercisable on May 28, 2018, and for a period expiring on May 28, 2022. As of December 31, 2015, the Company recorded $49,131 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	77.49%
Expected term	4 years
Risk free interest rate	1.24%
Expected forfeitures	0%

On June 22, 2015, the Company issued 3-year warrant for 15,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $590,335, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on December 28, 2015, and for a period expiring on June 22, 2018.

Grant Date

Expected dividends	0%
Expected volatility	78.85%
Expected term	3 years
Risk free interest rate	1.06%
Expected forfeitures	0%

On July 2, 2015, the Company issued 1,176,922 shares in connection with the cashless exercise of the 1,200,000 warrants.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)
Balance, December 31, 2014	18,200,000	$0.001	2.1
Granted	20,000,000
Exercised	(4,200,000)
Cancelled/Forfeited	-
Balance, December 31, 2015	34,000,000	$0.001	1.7

Intrinsic Value	$842,000

For the year ended December 31, 2015, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	34,000,000	1.7	842,000

For the year ended December 31, 2014, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	A ggregate Intrinsic Value

$0.001	18,200,000	2.1	801,900

(D)  Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock.  Two shares of Series A Preferred stock have been authorized.

(E) Conversion of debt & Issuance of Convertible Preferred Stock – related party

During the year ended December 31, 2013, the Company's Chief Executive Officer converted accrued payroll of $30,000 in exchange for the issuance of Series A convertible Preferred Stock (“Series A PS”).

Each share of Series A PS is entitled to vote together with the holders of the Company’s common stock on all matters and is entitled to 200,000,000 votes on all such matters.  Each Share of Series A PS is convertible into one share of the Company’s common stock at the holder’s option.

Series A PS Valuation
Debt converted – related party	$(30,000)
Valuation of Series A PS issued as consideration	5,217,800
Loss on settlement of debt	$5,187,800

The valuation of the Series A PS was performed by a third party valuation expert and was based on the voting control obtained and the Company's market cap at the time of the transaction.